Fair value measurements and fair value of financial instruments - Level 3 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of changes
Beginning balance	$ 4	$ 7
Ending balance	1	4	$ 7
Redeemable Convertible Preferred Stock Warrant
Summary of changes
Beginning balance	4	7	9
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	1	(3)	(2)
Ending balance		$ 4	$ 7
Series A Common Stock Warrants
Summary of changes
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	$ (4)